Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock K6 Fund
January 31, 2026
MCS-K6-NPRT3-0426
1.9893888.106
Common Stocks - 99.8%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	28,298	8,566,891
BRAZIL - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
ERO Copper Corp (a)	30,400	1,019,845
Wheaton Precious Metals Corp (United States)	83,213	10,973,298

TOTAL BRAZIL		11,993,143
CANADA - 2.8%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Imperial Oil Ltd	148,064	14,959,178
South Bow Corp	74,991	2,130,248
TOTAL ENERGY		17,089,426
Industrials - 1.2%
Commercial Services & Supplies - 1.2%
RB Global Inc (United States)	130,112	14,776,820
Information Technology - 0.2%
Software - 0.2%
Descartes Systems Group Inc/The (United States) (a)	35,679	2,667,362
TOTAL CANADA		34,533,608
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Lundin Mining Corp	183,983	4,641,293
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Amer Sports Inc (a)	105,580	3,867,395
GERMANY - 0.6%
Consumer Discretionary - 0.6%
Specialty Retail - 0.3%
Auto1 Group SE (a)	118,047	3,903,964
Textiles, Apparel & Luxury Goods - 0.3%
Birkenstock Holding Plc (a)(b)	93,823	3,542,756
TOTAL GERMANY		7,446,720
ISRAEL - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Nova Ltd (a)	11,372	5,206,556
ITALY - 2.0%
Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	107,858	2,649,041
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA	1,673	159,837
Brunello Cucinelli SpA non-voting shares	119,578	11,424,389
		11,584,226
TOTAL CONSUMER DISCRETIONARY		14,233,267
Health Care - 0.4%
Pharmaceuticals - 0.4%
Recordati Industria Chimica e Farmaceutica SpA	91,605	5,031,782
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	42,003	5,001,230
TOTAL ITALY		24,266,279
JAPAN - 0.2%
Communication Services - 0.2%
Entertainment - 0.2%
Capcom Co Ltd	126,900	3,234,544
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE (a)	6,261	5,265,322
THAILAND - 1.3%
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.3%
Fabrinet (a)	32,644	15,977,279
UNITED KINGDOM - 1.2%
Energy - 1.2%
Energy Equipment & Services - 1.2%
TechnipFMC PLC	267,039	14,879,413
UNITED STATES - 88.5%
Communication Services - 1.4%
Entertainment - 1.3%
Liberty Media Corp-Liberty Formula One Class A (a)	45,754	3,646,136
Live Nation Entertainment Inc (a)	44,561	6,481,397
TKO Group Holdings Inc Class A	25,801	5,226,767
		15,354,300
Interactive Media & Services - 0.1%
Reddit Inc Class A (a)	9,441	1,701,929
TOTAL COMMUNICATION SERVICES		17,056,229
Consumer Discretionary - 11.7%
Broadline Retail - 0.2%
Etsy Inc (a)	56,581	2,996,530
Diversified Consumer Services - 1.2%
Duolingo Inc Class A (a)	29,988	4,020,191
Service Corp International/US	129,998	10,455,739
		14,475,930
Hotels, Restaurants & Leisure - 1.2%
Domino's Pizza Inc	6,283	2,578,103
Flutter Entertainment PLC (United Kingdom) (a)	19,030	3,115,650
Sportradar Holding AG Class A (a)	111,228	2,014,339
Texas Roadhouse Inc	42,665	7,673,728
		15,381,820
Household Durables - 4.4%
DR Horton Inc	36,693	5,461,386
NVR Inc (a)	671	5,123,575
SharkNinja Inc (a)	37,544	4,437,701
Somnigroup International Inc	210,517	18,493,918
Toll Brothers Inc	81,444	11,767,844
TopBuild Corp (a)	19,543	9,147,101
		54,431,525
Specialty Retail - 3.5%
Burlington Stores Inc (a)	38,770	11,470,492
Chewy Inc Class A (a)	175,923	5,121,119
Floor & Decor Holdings Inc Class A (a)	63,328	4,177,115
Gap Inc/The	160,800	4,499,184
Group 1 Automotive Inc	8,524	3,019,711
Urban Outfitters Inc (a)	51,875	3,675,344
Williams-Sonoma Inc	54,304	11,113,314
		43,076,279
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd (a)	12,096	273,006
Ralph Lauren Corp Class A	16,631	5,877,562
Tapestry Inc	70,238	8,913,905
		15,064,473
TOTAL CONSUMER DISCRETIONARY		145,426,557
Consumer Staples - 2.3%
Consumer Staples Distribution & Retail - 2.3%
BJ's Wholesale Club Holdings Inc (a)	120,621	11,150,205
Performance Food Group Co (a)	184,545	17,614,820
TOTAL CONSUMER STAPLES		28,765,025
Energy - 3.3%
Energy Equipment & Services - 0.4%
Kodiak Gas Services Inc	105,883	4,448,145
Oil, Gas & Consumable Fuels - 2.9%
APA Corp	135,774	3,585,791
Cheniere Energy Inc	35,265	7,459,253
Energy Transfer LP	290,240	5,354,928
Murphy Oil Corp	80,100	2,410,209
Ovintiv Inc	175,738	7,639,331
Range Resources Corp	257,266	9,737,518
		36,187,030
TOTAL ENERGY		40,635,175
Financials - 14.7%
Banks - 6.4%
East West Bancorp Inc	112,086	12,827,122
First Citizens BancShares Inc/NC Class A	1,607	3,325,799
Hancock Whitney Corp	64,143	4,413,038
Huntington Bancshares Inc/OH	638,787	11,165,997
KeyCorp	249,062	5,359,814
M&T Bank Corp	60,197	13,337,849
Old National Bancorp/IN	283,682	6,930,351
Western Alliance Bancorp	39,351	3,508,142
Wintrust Financial Corp	123,861	18,268,260
		79,136,372
Capital Markets - 4.6%
Blue Owl Capital Inc Class A	193,070	2,633,475
Cboe Global Markets Inc	39,543	10,481,268
Evercore Inc Class A	25,292	8,934,905
Houlihan Lokey Inc Class A	44,213	7,441,932
Interactive Brokers Group Inc Class A	51,713	3,872,269
MarketAxess Holdings Inc	13,919	2,355,512
Raymond James Financial Inc	59,773	9,913,950
Stifel Financial Corp	91,402	11,269,867
		56,903,178
Financial Services - 0.4%
Toast Inc Class A (a)	188,840	5,874,812
Insurance - 3.3%
American Financial Group Inc/OH	54,298	7,073,400
Arch Capital Group Ltd (a)	65,044	6,246,826
First American Financial Corp	141,394	8,933,273
Hartford Insurance Group Inc/The	56,283	7,601,582
Reinsurance Group of America Inc	53,425	10,831,919
		40,687,000
TOTAL FINANCIALS		182,601,362
Health Care - 7.8%
Biotechnology - 1.2%
Arcellx Inc (a)	18,554	1,267,424
Biogen Inc (a)	14,535	2,614,701
Caris Life Sciences Inc (a)	81,500	1,887,540
Legend Biotech Corp ADR (a)	44,538	779,415
Moderna Inc (a)	77,948	3,435,168
United Therapeutics Corp (a)	9,817	4,608,984
		14,593,232
Health Care Equipment & Supplies - 1.7%
Insulet Corp (a)	7,480	1,913,459
Masimo Corp (a)	60,150	8,260,400
Penumbra Inc (a)	31,302	11,211,437
		21,385,296
Health Care Providers & Services - 2.5%
BrightSpring Health Services Inc (a)	130,593	5,128,387
Molina Healthcare Inc (a)	15,320	2,751,319
Option Care Health Inc (a)	215,870	7,339,580
Privia Health Group Inc (a)	95,674	2,221,550
Tenet Healthcare Corp (a)	73,535	13,918,705
		31,359,541
Health Care Technology - 0.4%
Doximity Inc Class A (a)	74,116	2,777,127
Waystar Holding Corp (a)	100,289	2,663,675
		5,440,802
Life Sciences Tools & Services - 1.3%
Bruker Corp	125,620	5,563,710
Charles River Laboratories International Inc (a)	17,300	3,641,303
Repligen Corp (a)	46,815	6,992,757
		16,197,770
Pharmaceuticals - 0.7%
Crinetics Pharmaceuticals Inc (a)	43,918	2,193,265
Royalty Pharma PLC Class A	149,865	6,246,373
		8,439,638
TOTAL HEALTH CARE		97,416,279
Industrials - 24.3%
Aerospace & Defense - 4.9%
Axon Enterprise Inc (a)	4,863	2,351,650
Beta Technologies Inc (c)	182,648	3,926,932
BWX Technologies Inc	51,828	10,647,026
Carpenter Technology Corp	36,525	11,608,741
Curtiss-Wright Corp	4,800	3,152,112
Huntington Ingalls Industries Inc	20,740	8,721,377
Karman Holdings Inc (a)(b)	45,013	4,672,349
Woodward Inc	49,073	15,597,362
		60,677,549
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	15,758	3,072,022
Building Products - 1.0%
AAON Inc (b)	60,235	5,484,999
Carlisle Cos Inc	21,304	7,262,321
		12,747,320
Commercial Services & Supplies - 0.9%
GFL Environmental Inc Subordinate Voting Shares	167,929	7,213,430
OPENLANE Inc (a)	131,066	3,937,223
		11,150,653
Construction & Engineering - 3.7%
AECOM	116,392	11,223,681
Centuri Holdings Inc (a)	180,353	4,977,743
Comfort Systems USA Inc	9,901	11,307,932
Construction Partners Inc Class A (a)	11,300	1,241,644
EMCOR Group Inc	14,708	10,600,497
Quanta Services Inc	12,956	6,149,306
		45,500,803
Electrical Equipment - 3.2%
Acuity Inc	50,055	15,479,008
Nextpower Inc Class A (a)	97,770	11,447,889
nVent Electric PLC	90,758	10,188,493
Vertiv Holdings Co Class A	14,732	2,742,804
		39,858,194
Ground Transportation - 1.1%
Lyft Inc Class A (a)	131,092	2,211,522
XPO Inc (a)	73,500	10,886,085
		13,097,607
Machinery - 5.3%
Allison Transmission Holdings Inc	84,459	9,180,693
Atmus Filtration Technologies Inc	78,733	4,564,152
CECO Environmental Corp (a)	88,201	5,947,393
Crane Co	53,378	9,748,958
ITT Inc	74,105	13,509,343
RBC Bearings Inc (a)	25,860	12,921,466
Westinghouse Air Brake Technologies Corp	37,557	8,643,368
		64,515,373
Professional Services - 2.4%
FTI Consulting Inc (a)	44,791	7,823,644
Leidos Holdings Inc	61,259	11,533,845
Paylocity Holding Corp (a)	31,071	4,193,963
TransUnion	85,727	6,774,148
		30,325,600
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies Inc	27,508	7,163,358
Herc Holdings Inc	40,000	5,733,600
Watsco Inc	18,159	7,017,546
		19,914,504
TOTAL INDUSTRIALS		300,859,625
Information Technology - 11.3%
Communications Equipment - 3.4%
Ciena Corp (a)	106,086	26,713,516
Lumentum Holdings Inc (a)(b)	38,906	15,244,927
		41,958,443
Electronic Equipment, Instruments & Components - 4.1%
Belden Inc	59,942	7,043,784
Coherent Corp (a)	84,449	17,918,389
Flex Ltd (a)	309,120	19,486,925
Sanmina Corp (a)	46,445	6,580,328
		51,029,426
IT Services - 1.0%
Twilio Inc Class A (a)	98,272	11,837,845
Semiconductors & Semiconductor Equipment - 0.3%
ON Semiconductor Corp (a)	34,842	2,086,688
Veeco Instruments Inc (a)	62,615	1,955,466
		4,042,154
Software - 1.5%
Commvault Systems Inc (a)	20,596	1,765,077
Dynatrace Inc (a)	151,589	5,774,025
Guidewire Software Inc (a)	24,455	3,442,286
Rubrik Inc Class A (a)	39,200	2,193,240
Samsara Inc Class A (a)	98,700	2,768,535
Trimble Inc (a)	42,299	2,859,412
		18,802,575
Technology Hardware, Storage & Peripherals - 1.0%
Pure Storage Inc Class A (a)	24,369	1,694,620
Western Digital Corp	44,966	11,251,842
		12,946,462
TOTAL INFORMATION TECHNOLOGY		140,616,905
Materials - 3.8%
Chemicals - 0.5%
CF Industries Holdings Inc	72,284	6,739,037
Construction Materials - 0.5%
Eagle Materials Inc	28,195	5,746,423
Containers & Packaging - 1.4%
AptarGroup Inc	43,197	5,397,465
Crown Holdings Inc	107,800	11,284,505
		16,681,970
Metals & Mining - 1.0%
Alcoa Corp	128,600	7,305,766
Steel Dynamics Inc	30,810	5,532,552
		12,838,318
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	60,683	5,081,594
TOTAL MATERIALS		47,087,342
Real Estate - 6.0%
Health Care REITs - 1.3%
CareTrust REIT Inc	132,888	4,962,038
Ventas Inc	146,737	11,397,063
		16,359,101
Industrial REITs - 0.5%
Terreno Realty Corp	95,047	5,849,192
Real Estate Management & Development - 2.3%
Compass Inc Class A (a)	415,912	5,207,218
Jones Lang LaSalle Inc (a)	59,568	21,319,983
Zillow Group Inc Class C (a)	36,073	2,273,681
		28,800,882
Retail REITs - 1.3%
Macerich Co/The	164,464	3,113,303
NNN REIT Inc	214,048	8,919,380
Tanger Inc	127,748	4,179,915
		16,212,598
Specialized REITs - 0.6%
CubeSmart	205,452	7,710,614
TOTAL REAL ESTATE		74,932,387
Utilities - 1.9%
Electric Utilities - 0.5%
IDACORP Inc	45,807	6,082,711
Independent Power and Renewable Electricity Producers - 0.6%
Talen Energy Corp (a)	13,618	4,743,967
Vistra Corp	18,132	2,871,202
		7,615,169
Multi-Utilities - 0.8%
NiSource Inc	234,918	10,404,518
TOTAL UTILITIES		24,102,398
TOTAL UNITED STATES		1,099,499,284
TOTAL COMMON STOCKS (Cost $906,652,571)		1,239,377,727

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
National Resilience LLC Series B (a)(d)(e) (Cost $212,262)	15,539	61,690

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	4,379,961	4,380,837
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	29,169,240	29,172,156
TOTAL MONEY MARKET FUNDS (Cost $33,552,993)			33,552,993

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $940,417,826)	1,272,992,410
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(30,866,362)
NET ASSETS - 100.0%	1,242,126,048

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $3,926,932 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,690 or 0.0% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
National Resilience LLC Series B	12/1/2020	212,262

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,616,527	144,215,429	161,450,725	419,493	(394)	-	4,380,837	4,379,961	0.0%
Fidelity Securities Lending Cash Central Fund	26,650,487	213,323,841	210,799,494	44,375	(2,678)	-	29,172,156	29,169,240	0.1%
Total	48,267,014	357,539,270	372,250,219	463,868	(3,072)	-	33,552,993

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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